Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2022		$ 67	$ 49	$ 14,482,926	$ (5,939,641)	$ (107,272)	$ 8,436,129
Balance, shares at Jun. 30, 2022	[1]	421,838	301,956
Ordinary shares buy back (Note 10)		$ (16)		(6,848,257)			(6,848,273)
Ordinary shares buy back (Note 10), shares	[1]	(100,650)
Issuance of ordinary shares in relation to the SEPA (Note 10)		$ 2		862,041			862,043
Issuance of ordinary shares in relation to the SEPA (Note 10), shares	[1]	13,906
Net loss					(3,213,360)		(3,213,360)
Foreign currency translation adjustment						396,262	396,262
Balance at Jun. 30, 2023		$ 53	$ 49	8,496,710	(9,153,001)	288,990	(367,199)
Balance, shares at Jun. 30, 2023	[1]	335,094	301,956
Net loss					(15,602,792)		(15,602,792)
Foreign currency translation adjustment						139,230	139,230
Issuance of ordinary shares from private placement exercise (Note 10)		$ 4		1,724,069			1,724,073
Issuance of ordinary shares from private placement exercise (Note 10), shares	[1]	24,900
Stock-based compensation		$ 21		9,119,743			9,119,764
Stock-based compensation, shares	[1]	131,800
Issuance of ordinary shares from public offering exercise (“IPO”)		$ 10		9,126,366			9,126,376
Issuance of ordinary shares from public offering exercise ("IPO"), shares	[1]	64,688
Cashless exercise of common stock warrants		$ 1					1
Cashless exercise of common stock warrants, shares	[1]	3,855
Balance at Jun. 30, 2024		$ 89	$ 49	28,466,888	(24,755,793)	428,220	4,139,453
Balance, shares at Jun. 30, 2024	[1]	560,337	301,956
Issuance of ordinary shares in relation to the SEPA (Note 10)		$ 24		984,035			984,059
Issuance of ordinary shares in relation to the SEPA (Note 10), shares	[1]	148,386
Net loss					(3,383,806)		(3,383,806)
Foreign currency translation adjustment						163,030	163,030
Issuance of SEPA commitment shares (Note 10)		$ 1		99,989			99,990
Issuance of SEPA commitment shares (Note 10), shares	[1]	7,742
Purchase of shares issued under securities purchase agreement		$ 4		199,996			200,000
Purchase of shares issued under securities purchase agreement, shares	[1]	22,485
Stock-based compensation				414,051			414,051
Shares transfer from class B to class A		$ 2	$ (2)
Shares transfer from class B to class A, shares	[1]	10,069	(10,069)
Share reverse-split round up
Share reverse-split round up, shares	[1]	3	1
Balance at Jun. 30, 2025		$ 120	$ 47	$ 30,164,959	$ (28,139,599)	$ 591,250	$ 2,616,777
Balance, shares at Jun. 30, 2025	[1]	749,022	291,888

[1]	Retroactively restated to give effect to a share consolidation at a ratio of 1:8 ordinary shares effective on February 28, 2025. Retroactively restated to give effect to a share consolidation at a ratio of 1:5 ordinary shares effective on September 25, 2025.